Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 6,947	$ 15,931
Restricted cash	113	112
Short-term deposits	3,807	27,938
Marketable debt securities	40,132	31,622
Other accounts receivable	812	827
Total current assets	51,811	76,430
Right of use assets	394	538
Property and equipment, net	176	171
Total non-current assets	570	709
Total assets	52,381	77,139
Current liabilities
Trade payables	7,046	5,999
Other accounts payable	966	935
Total current liabilities	8,012	6,934
Non-current liabilities
Lease obligation	216	352
Total non-current liabilities	216	352
Stockholders' equity:
Ordinary shares par value NIS 0.01 per share; Authorized 50,000,000 shares; Issued and outstanding: 000 shares as of December 31, 2020; 21,139,385 shares as of December 31, 2019	58	58
Additional paid-in capital	179,530	176,696
Accumulated other comprehensive income	272	35
Accumulated deficit	(135,707)	(106,936)
Total stockholders' equity	44,153	69,853
Total liabilities and stockholders' equity	$ 52,381	$ 77,139